INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefit, uncertain tax position	$ 4,700
Percentage decrease in effective tax rate for tax incentives		0.10%	32.30%	0.60%
Operating loss carryforwards	131,800	$ 131,800
Period of cumulative losses incurred		3 years
Deferred tax assets, valuation allowance recognised		$ 7,500
Valuation allowance	26,026	26,026	$ 18,576
Unrecognized tax benefits	10,893	10,893	10,517	$ 9,872	$ 8,742
Unrecognized tax benefits, income tax penalties and interest expense		600	400	$ 100
Unrecognized tax benefits, income tax penalties and interest accrued	1,400	1,400	$ 900
Decrease in unrecognized tax benefits is reasonably possible	3,100	3,100
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	400	400
Non-U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 131,400	$ 131,400